RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 222,091	$ 108,341
Due from related parties	116,020	156,830
Director [Member]
Related Party Transaction [Line Items]
Due to related parties	222,091	97,856
Loncor Resources Inc. [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 116,020	$ 156,830